UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1:  Statement of Investments

				Value
	Shares	COMMON STOCKS		(note 1a)
CONSUMER	AUTOMOBILESAND COMPONENTS (1.4%)
DISCRETIONARY	1,264,063	Ford Motor Company	(Cost $16,174,723)	$14,713,693
(16.3%)
	CONSUMERSERVICES (0.6%)
	14,000	Chipotle Mexican Grill, Inc. (a)	(Cost $6,056,957)	6,237,280

	MEDIA(2.0%)
	349,496	IMAX Corporation (a)		11,882,864
	439,500	Regal Entertainment Group		9,923,910
			(Cost $19,154,133)	21,806,774
	RETAILING(12.3%)
	20,000	Amazon.com, Inc. (a)		17,730,800
	328,289	Liberty Expedia Holdings, Inc. (a)		14,930,584
	391,299	Liberty Interactive Corporation, Series A (a)		17,404,980
	345,000	Macy’s, Inc.		10,225,800
	919,768	The TJX Companies, Inc.		72,735,253
			(Cost $59,120,464)	133,027,417
			(Cost $100,506,277)	175,785,164

CONSUMER	FOOD, BEVERAGE AND TOBACCO (11.8%)
STAPLES	220,000	Danone		14,962,814
(15.9%)	182,864	Diageo plc ADR		21,135,421
	450,000	Nestle S.A.		34,534,152
	195,000	PepsiCo, Inc.		21,812,700
	704,378	Unilever N.V.		34,990,836
			(Cost $68,071,184)	127,435,923
	FOOD AND STAPLES RETAILING (4.1%)
	168,781	Costco Wholesale Corporation		28,302,886
	197,280	CVS Health Corporation		15,486,480
			(Cost $23,645,176)	43,789,366
			(Cost $91,716,360)	171,225,289

ENERGY	113,000	Anadarko Petroleum Corporation		7,006,000
(7.1%)	160,900	Apache Corporation		8,268,651
	1,064,947	Cameco Corporation		11,788,963
	1,410,000	Ensco plc - Class A		12,619,500
	3,830,440	Gulf Coast Ultra Deep Royalty Trust (a)		383,427
	470,000	Halliburton Company		23,128,700
	1,721,159	Helix Energy Solutions Group, Inc. (a)		13,373,406
			(Cost $53,645,214)	76,568,647

FINANCIALS	BANKS (1.6%)
(20.4%)	110,000	M&T Bank Corporation	(Cost $560,176)	17,020,300
	DIVERSIFIED FINANCIALS (4.9%)
	225,000	American Express Company		17,799,750
	205,000	JPMorgan Chase & Co.		18,007,200
	400,000	Nelnet, Inc.		17,544,000
			(Cost $17,824,105)	53,350,950
	INSURANCE (13.9%)
	154,552	Aon plc		18,343,777
	445,000	Arch Capital Group Ltd. (a)		42,172,650
	187,500	Axis Capital Holdings Limited		12,568,125
	110	Berkshire Hathaway Inc. Class A (a) (b)		27,483,500
	125,000	Everest Re Group, Ltd.		29,226,250
	380,000	MetLife, Inc.		20,071,600
			(Cost $35,417,799)	149,865,902
			(Cost $53,802,080)	220,237,152

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
HEALTH CARE	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES
(9.0%)	165,000	Celgene Corporation (a)		$20,530,950
	483,600	Gilead Sciences, Inc.		32,846,112
	284,942	Intra-Cellular Therapies, Inc. (a)		4,630,307
	265,191	Merck & Co., Inc.		16,850,236
	307,213	Paratek Pharmaceuticals, Inc. (a)		5,913,850
	460,808	Pfizer Inc.		15,764,242
	589,768	Repros Therapeutics Inc. (a)		707,722
			(Cost $49,914,034)	97,243,419

INDUSTRIALS	CAPITAL GOODS (5.7%)
(10.3%)	189,131	Eaton Corporation plc		14,024,064
	900,000	General Electric Company		26,820,000
	190,000	United Technologies Corporation		21,319,900
			(Cost $48,563,291)	62,163,964
	COMMERCIAL AND PROFESSIONAL SERVICES (4.6%)
	787,800	Republic Services, Inc.	(Cost $11,167,520)	49,481,718
			(Cost $59,730,811)	111,645,682

INFORMATION	SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT (2.3%)
TECHNOLOGY	185,850	ASML Holding N.V.	(Cost $2,758,495)	24,680,880
(17.4%)
	SOFTWARE AND SERVICES (7.7%)
	28,000	Alphabet Inc. (a)		23,227,680
	605,000	eBay Inc. (a)		20,309,850
	605,686	Microsoft Corporation		39,890,480
			(Cost $54,682,640)	83,428,010
	TECHNOLOGY HARDWARE AND EQUIPMENT (7.4%)
	114,000	Apple Inc.		16,377,240
	790,000	Cisco Systems, Inc.		26,702,000
	341,200	QUALCOMM Incorporated		19,564,408
	195,709	Universal Display Corporation (a)		16,850,545
			(Cost $37,246,269)	79,494,193
			(Cost $94,687,404)	187,603,083

MATERIALS	476,422	Huntsman Corporation	(Cost $6,635,178)	11,691,396
(1.1%)

MISCELLANEOUS		Other (c)	(Cost $32,803,723)	36,524,748
(3.4%)

TELECOMMUNICATION	456,252	Vodafone Group plc ADR	(Cost $15,179,532)	12,058,740
SERVICES
(1.1%)
		TOTAL COMMON STOCKS (102.0%)	(Cost $558,620,613)	1,100,583,320

	Warrant	WARRANT (a)
TECHNOLOGY	281,409	Applied DNA Sciences, Inc. (a)	(Cost $2,814)	113,971
HARDWARE &
EQUIPMENT
(0.0%)

		CALL OPTION
	Contracts
	(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE
TELECOMMUNICATION	2,500	Vodafone Group plc ADR/July 21, 2017/$26.00	(Cost $271,979)	292,500
SERVICES
(0.0%)

		Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS	(note 1a)
174,009,118	State Street Institutional Treasury Plus Money Market Fund,
Trust Class (16.1%)	(Cost $174,009,118)	$174,009,118
TOTAL INVESTMENTS (d) (118.1%)	(Cost $732,904,524)	1,274,998,909
Liabilities in excess of receivables and other assets (-0.5%)		(5,157,882)
		1,269,841,027
PREFERRED STOCK (-17.6%)		(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)		$1,079,723,852

ADR - American Depository Receipt

 (a) Non-income producing security.

(b) Security is held as collateral for option written.

(c) Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d) At March 31, 2017, the cost of investments for Federal income tax purposes was $733,111,817; aggregate gross unrealized appreciation was $557,081,030; aggregate gross unrealized depreciation was $15,193,938; and net unrealized appreciation was $541,887,092.

	Contracts		Value
	(100 shares each)	COMMON STOCK/EXPIRATION DATE/EXERCISE PRICE	(note 1a)

SEMICONDUCTORS	300	ASML Holding N.V./May 19, 2017/$130.00 (Premium Received $182,383)	$186,000
AND SEMICONDUCTOR
EQUIPMENT
(0.0%)

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the
Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,100,583,320	-	-	$1,100,583,320
Purchased Options	292,500	-	-	292,500
Warrant	113,971	-	-	113,971
Money Market	174,009,118	-	-	174,009,118
Total	$1,274,998,909	-	-	$1,274,998,909

Liabilities
Options Written	($186,000)	-	-	($186,000)

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2017, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2017, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form
N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the
Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-
2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: April 28, 2017

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: April 28, 2017